united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17645 Wright St., Ste 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 12/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
Principal				Fair Value
	BONDS - 8.5%
	INSURANCE - 1.0%
$400,000	MetLife, Inc., 5.875%, 3/15/2028, Quarterly US LIBOR + 2.96% ****			$384,500

	OIL & GAS - 1.3%
575,000	Petrobras Global Finance BV, 6.850%, 6/5/2115			515,919

	RETAIL - 4.9%
500,000	Gamestop Corp., 6.750%, 3/15/2021 ^			500,000
1,415,000	Men's Wearhouse, Inc., 7.000%, 7/1/2022 (b)			1,429,150
				1,929,150
	TELECOMMUNICATIONS - 1.3%
360,000	Frontier Communications Corp., 6.875%, 1/15/2025			184,500
500,000	Frontier Communications Corp., 10.500%, 9/15/2022			350,000
				534,500

	TOTAL BONDS (Cost $3,456,889)			3,364,069

	MUNICIPAL BONDS - 6.5%
	PUERTO RICO - 6.5%
65,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 4.000%, 7/1/2019			62,400
50,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 4.900%, 7/1/2020			44,750
50,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.000%, 7/1/2022			47,250
25,000	Puerto Rico Electric Power Authority, 5.000%, 7/1/2026			24,164
485,000	Puerto Rico Highway & Transportation Authority, 0.000%, 7/1/2027			303,489
1,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 0.000%, 8/1/2038			208,430
190,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 0.000%, 8/1/2039			20,360
240,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 3.800%, 8/1/2023 +			180,000
70,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.000%, 8/1/2023 +			54,425
125,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.000%, 8/1/2027 +			97,188
75,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.000%, 8/1/2028 +			58,313
170,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.100%, 8/1/2025 +			128,350
95,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.625%, 8/1/2019 +			43,819
30,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.625%, 8/1/2033 +			23,325
100,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.750%, 8/1/2039 +			77,750
70,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 8/1/2021 +			54,425
50,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 8/1/2022 +			38,875
50,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 8/1/2031 +			22,625
80,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 8/1/2040 +			62,200
75,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 8/1/2046 +			58,312
165,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.250%, 8/1/2030 +			76,931
50,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.375%, 8/1/2036 +			23,312
50,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.500%, 8/1/2037 +			23,312
155,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.500%, 8/1/2042 +			72,269
30,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.750%, 8/1/2057 +			23,325
75,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 8/1/2042 +			34,969
155,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.125%, 8/1/2029 +			72,269
60,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.375%, 8/1/2039 +			27,975
95,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.500%, 8/1/2044 +			44,412
575,000	University of Puerto Rico, 5.000%, 6/1/2021			557,750
	TOTAL MUNICIPAL BONDS (Cost $2,517,380)			2,566,974

Shares
	CLOSED-END FUNDS - 11.3%
20,000	Aberdeen Asia-Pacific Income Fund, Inc.			77,400
10,000	Aberdeen Income Credit Strategies Fund			104,800
10,000	Altaba, Inc. *(a)(e)			579,400
32,134	Ares Dynamic Credit Allocation Fund, Inc. (a)			443,449
20,000	Barings Global Short Duration High Yield Fund			319,000
7,481	BlackRock Core Bond Trust			91,268
20,000	Eaton Vance Limited Duration Income Fund (a)			238,400
40,000	Eaton Vance Senior Income Trust			240,000
27,463	First Trust High Income Long/Short Fund			364,709
30,000	Invesco Dynamic Credit Opportunities Fund			308,100
40,000	Invesco Senior Income Trust			156,400
37,125	Nuveen Real Asset Income and Growth Fund (a)			506,014
30,000	Nuveen Short Duration Credit Opportunities Fund			429,900
20,000	PGIM Global Short Duration High Yield Fund, Inc. (a)			258,400
30,000	PGIM Short Duration High Yield Fund, Inc. (a)			390,900
	TOTAL CLOSED-END FUNDS (Cost $5,345,637)			4,508,140

	COMMON STOCKS - 59.5%
	APPAREL - 3.8%
92,500	Under Armour, Inc. * (a)(d)			1,495,725

	AUTO MANUFACTURERS - 8.4%
14,818	Fiat Chrysler Automobiles NV *			214,268
210,400	Ford Motor Co. (a)			1,609,560
126,000	Tata Motors Ltd. *(a)(e)			1,534,680
				3,358,508
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018
Shares				Fair Value
	COMMON STOCKS - 59.5% (Continued)
	BANKS - 5.1%
40,000	Barclays PLC - ADR (a)			$301,600
161,700	ING Groep NV - ADR (a)(e)			1,723,722
				2,025,322
	BUILDING MATERIALS - 4.9%
401,236	Cemex SAB de CV - ADR * (a)(e)			1,933,958

	COMMERCIAL SERVICES - 3.6%
5,000	Macquarie Infrastructure Corp. (b)			182,800
19,300	ManpowerGroup, Inc. (a)(e)			1,250,640
				1,433,440
	DISTRIBUTION/WHOLESALE - 0.4%
5,000	Triton International Ltd. (a)(e)			155,350

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
6,900	Capital One Financial Corp. (a)(e)			521,571
1,200	PJT Partners, Inc.			46,512
				568,083
	ENGINEERING & CONSTRUCTION - 0.8%
10,000	Fluor Corp.			322,000

	ENVIRONMENTAL CONTROL - 0.9%
10,000	Stericycle, Inc. *(b)			366,900

	HEALTHCARE-SERVICES - 1.9%
15,000	DaVita, Inc. *(d)(e)			771,900

	HOME BUILDERS - 1.2%
700	PulteGroup, Inc.			18,193
5,000	Thor Industries, Inc.			260,000
6,000	Toll Brothers, Inc. (e)			197,580
				475,773
	HOUSEWARES - 0.9%
20,100	Newell Brands, Inc. (b)(e)			373,659

	INSURANCE - 1.8%
18,600	American International Group, Inc. (e)			733,026

	INTERNET - 3.7%
13,100	Expedia Group, Inc. (a)(d)(e)			1,475,715

	INVESTMENT COMPANIES - 2.1%
16,666	Apollo Investment Corp. (b)			206,658
28,818	Ares Capital Corp.			448,985
30,000	Prospect Capital Corp. (b)			189,300
				844,943
	LEISURE TIME - 1.8%
9,100	Polaris Industries, Inc. (a)(b)(e)			697,788

	MACHINERY - CONSTRUCTION & MINING - 0.8%
5,000	Oshkosh Corp. (a)(e)			306,550

	MACHINERY - DIVERSIFIED - 0.3%
1,000	Cummins, Inc. (e)			133,640

	MEDIA - 0.5%
10,000	Liberty Global PLC *(e)			206,400

	OIL & GAS - 0.5%
500,000	Obsidian Energy Ltd. *			201,500

	PHARMACEUTICALS - 1.6%
5,000	CVS Health Corp. (e)			327,600
20,000	Mallinckrodt PLC *			316,000
				643,600
	PIPELINES - 3.4%
20,000	Enbridge, Inc. (a)			621,600
20,000	TransCanada Corp. (a)			714,000
				1,335,600
	REAL ESTATE - 0.1%
636	RMR Group, Inc.			33,759

	RETAIL - 5.7%
1,000	AutoZone, Inc. *(a)			838,340
1,500	Chipotle Mexican Grill, Inc. *(a)			647,685
60,000	GameStop Corp. (a)			757,200
				2,243,225
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018
Shares				Fair Value
	COMMON STOCKS - 59.5% (Continued)
	TELECOMMUNICATIONS - 3.2%
38,300	America Movil SAB de CV - ADR			$545,775
30,000	Frontier Communications Corp. (b)(e)			71,400
10,000	Millicom International Cellular SA			636,600
				1,253,775
	TEXTILES - 0.8%
2,500	Mohawk Industries, Inc. *(b)			292,400

	TOTAL COMMON STOCKS (Cost $33,044,746)			23,682,539

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 14.0%
40,000	AGNC Investment Corp. (a)			701,600
25,750	Annaly Capital Management, Inc. (a)			252,865
9,378	Ares Commercial Real Estate Corp.			122,289
119,100	Government Properties Income Trust (b)			818,217
8,168	Granite Point Mortgage Trust, Inc.			147,269
10,000	Iron Mountain, Inc. (b)(e)			324,100
20,000	Medical Properties Trust, Inc. (b)			321,600
35,867	Sabra Health Care REIT, Inc. (a)(d)(e)			591,088
52,136	Two Harbors Investment Corp. (a)			669,426
5,000	Ventas, Inc.			292,950
71,199	VEREIT, Inc. (b)			509,073
169,400	Washington Prime Group, Inc. (a)(b)			823,284
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $8,526,548)			5,573,761

	LIMITED PARTNERSHIPS - 8.5%
	PIPELINES - 6.4%
136,362	Energy Transfer Equity LP (a)(e)			1,801,342
30,000	Enterprise Products Partners LP (a)			737,700
				2,539,042
	PRIVATE EQUITY - 1.5%
20,000	Blackstone Group LP (a)			596,200

	REAL ESTATE - 0.6%
15,000	Brookfield Property Partners LP (e)			241,800

	TOTAL LIMITED PARTNERSHIPS (Cost $4,795,712)			3,377,042

	PREFERRED STOCKS - 11.1%
	BANKS - 1.7%
17,300	Popular Capital Trust II, 6.125%, 12/1/2034			418,660
12,000	Webster Financial Corp., 5.250%, Perpetual			253,200
				671,860
	CLOSED-ENDED FUNDS - 0.3%
3,236	Gabelli Equity Trust, Inc., 5.000%, Perpetual #			73,134
2,340	Gabelli Equity Trust, Inc., 5.000%, Perpetual			53,305
				126,439
	ELECTRIC - 1.2%
5,000	Pacific Gas & Electric Co., 4.360%, Perpetual (b)			68,750
6,000	Pacific Gas & Electric Co., 4.500%, Perpetual (b)			83,890
2,000	Pacific Gas & Electric Co., 4.800%, Perpetual			29,882
5,000	Pacific Gas & Electric Co., 5.000%, Perpetual			78,757
11,000	Pacific Gas & Electric Co., 5.000%, Perpetual			173,250
3,000	Pacific Gas & Electric Co., 5.500%, Perpetual			51,450
				485,979
	PIPELINES - 1.7%
1,000	DCP Midstream LP, 7.950%, Perpetual, Quarterly US LIBOR + 4.882%****			21,880
15,000	Energy Transfer Operating LP, 7.625%, Perpetual, Quarterly US LIBOR + 4.738%****			343,800
15,000	NuStar Energy LP, 9.000%, Perpetual, Quarterly US LIBOR + 6.880%****			307,800
				673,480
	PRIVATE EQUITY - 0.1%
2,000	Apollo Global Management LLC, 6.375%, Perpetual			44,360

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.2%
30,000	Annaly Capital Management, Inc., 7.500%, Perpetual			742,200
15,000	ARMOUR Residential REIT, Inc., 7.875%, Perpetual			360,450
1,262	Ashford Hospitality Trust, Inc., 8.450%, Perpetual			29,821
8,035	Colony Capital, Inc., 8.250%, Perpetual			185,608
15,000	Invesco Mortgage Capital, Inc., 7.75%, Perpetual			366,450
16,350	Two Harbors Investment Corp., 7.750%, Perpetual			386,187
				2,070,716
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018
Shares				Fair Value
	PREFERRED STOCKS - 11.1% (Continued)
	TRANSPORTATION - 0.9%
15,000	Seaspan Corp., 8.250%, Perpetual			$358,500

	TOTAL PREFERRED STOCKS (Cost $4,640,761)			4,431,334

Contracts**		Counterparty	Notional Value at December 31, 2018
	SCHEDULE OF CALL OPTION PURCHASED - 0.1% *
300	Frontier Communications Corp.
	Expiration January 2019, Exercise Price $6.00	Interactive Brokers	$1,200,000	900
	TOTAL CALL OPTION PURCHASED (Cost $17,980)			900

Shares				Fair Value
	SHORT-TERM INVESTMENTS - 12.4%
	INVESTEMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 12.4%
4,939,106	Mount Vernon Liquid Assets Portfolio, LLC, 2.57% ***(c)			4,939,106

	MONEY MARKET FUND - 0.0%
495	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 2.29% ***(a)			495

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,939,601)			4,939,601

	TOTAL INVESTMENTS IN LONG SECURITIES - 131.9% (Cost $67,285,254)			$52,444,360
	TOTAL CALL OPTIONS WRITTEN - (0.9) % (Premiums Received $304,665)			(369,700)
	TOTAL PUT OPTIONS WRITTEN - (9.0) % (Premiums Received $3,129,528)			(3,582,694)
	TOTAL SECURITIES SOLD SHORT - (7.9) % (Proceeds $3,332,244)			(3,116,120)
	LIABILITES IN EXCESS OTHER ASSETS - (14.1) %			(5,606,066)
	TOTAL NET ASSETS - 100.0%			$39,769,780

Contracts**		Counterparty	Notional Value at December 31, 2018
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.9) % *
150	DaVita, Inc.
	Expiration January 2019, Exercise Price $75.00	Interactive Brokers	$1,125,000	$375
50	Expedia Group, Inc.
	Expiration January 2019, Exercise Price $130.00	Interactive Brokers	650,000	375
200	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration January 2019, Exercise Price $29.00	Interactive Brokers	580,000	363,400
250	Sabra Health Care REIT, Inc.
	Expiration January 2019, Exercise Price $22.50	Interactive Brokers	562,500	3,750
600	Under Armour, Inc.
	Expiration January 2019, Exercise Price $22.50	Interactive Brokers	1,350,000	1,800
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $304,665)			$369,700

	SCHEDULE OF PUT OPTIONS WRITTEN - (9.0) % *
100	Ally Financial, Inc.
	Expiration March 2019, Exercise Price $27.00	Interactive Brokers	$270,000	$49,000
100	Ally Financial, Inc.
	Expiration January 2020, Exercise Price $30.00	Interactive Brokers	300,000	83,500
35	Altaba, Inc.
	Expiration January 2019, Exercise Price $72.50	Interactive Brokers	253,750	52,413
9	Altaba, Inc.
	Expiration January 2019, Exercise Price $75.00	Interactive Brokers	67,500	15,435
115	Altaba, Inc.
	Expiration April 2019, Exercise Price $72.50	Interactive Brokers	833,750	175,375
91	Altaba, Inc.
	Expiration April 2019, Exercise Price $75.00	Interactive Brokers	682,500	145,600
5	Amazon.com, Inc.
	Expiration January 2019, Exercise Price $1,600.00	Interactive Brokers	800,000	61,215
12	American International Group
	Expiration January 2019, Exercise Price $52.50	Interactive Brokers	63,000	15,810
2	American International Group
	Expiration February 2019, Exercise Price $52.50	Interactive Brokers	10,500	2,635
10	Biogen, Inc.
	Expiration January 2019, Exercise Price $315.00	Interactive Brokers	315,000	18,100
20	Biogen, Inc.
	Expiration January 2019, Exercise Price $330.00	Interactive Brokers	660,000	62,000
250	Brookfield Property Partners
	Expiration March 2019, Exercise Price $20.00	Interactive Brokers	500,000	107,500
50	Capital One Financial Corp.
	Expiration March 2019, Exercise Price $95.00	Interactive Brokers	475,000	103,000
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018
Contracts**		Counterparty	Notional Value at December 31, 2018	Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (9.0) % * (Continued)
50	Capital One Financial Corp.
	Expiration March 2019, Exercise Price $97.50	Interactive Brokers	$487,500	$115,000
491	Cemex SAB de CV
	Expiration January 2019, Exercise Price $6.00	Interactive Brokers	294,600	56,711
273	Cemex SAB de CV
	Expiration January 2019, Exercise Price $7.00	Interactive Brokers	191,100	59,514
50	Citigroup, Inc.
	Expiration January 2019, Exercise Price $65.00	Interactive Brokers	325,000	65,750
100	Citigroup, Inc.
	Expiration March 2019, Exercise Price $70.00	Interactive Brokers	700,000	186,000
40	Cummins, Inc.
	Expiration January 2019, Exercise Price $155.00	Interactive Brokers	620,000	87,200
50	Cummins, Inc.
	Expiration March 2019, Exercise Price $150.00	Interactive Brokers	750,000	94,250
50	CVS Health Corp.
	Expiration February 2019, Exercise Price $75.00	Interactive Brokers	375,000	51,650
50	Davita, Inc.
	Expiration January 2019, Exercise Price $65.00	Interactive Brokers	325,000	70,500
50	Deere & Co.
	Expiration March 2019, Exercise Price $155.00	Interactive Brokers	775,000	60,625
200	Energy Transfer Equity LP
	Expiration January 2019, Exercise Price $16.00	Interactive Brokers	320,000	58,000
100	Expedia Group, Inc.
	Expiration January 2019, Exercise Price $125.00	Interactive Brokers	1,250,000	124,900
50	Expedia Group, Inc.
	Expiration April 2019, Exercise Price $125.00	Interactive Brokers	625,000	77,250
300	Frontier Communications Corp.
	Expiration January 2019, Exercise Price $6.00	Interactive Brokers	180,000	108,000
4	ING Groep NV
	Expiration January 2019, Exercise Price $13.00	Interactive Brokers	5,200	940
34	ING Groep NV
	Expiration January 2019, Exercise Price $14.00	Interactive Brokers	47,600	11,186
20	ING Groep NV
	Expiration January 2019, Exercise Price $16.00	Interactive Brokers	32,000	10,800
100	Intel Corp.
	Expiration February 2019, Exercise Price $52.50	Interactive Brokers	525,000	62,500
100	Iron Mountain, Inc.
	Expiration January 2019, Exercise Price $32.50	Interactive Brokers	325,000	9,900
100	Iron Mountain, Inc.
	Expiration January 2019, Exercise Price $35.00	Interactive Brokers	350,000	27,500
50	Jones Lang LaSalle, Inc.
	Expiration March 2019, Exercise Price $140.00	Interactive Brokers	700,000	81,000
98	Liberty Global PLC
	Expiration January 2019, Exercise Price $25.00	Interactive Brokers	245,000	44,100
2	Liberty Global PLC
	Expiration January 2019, Exercise Price $30.00	Interactive Brokers	6,000	1,900
100	ManpowerGroup, Inc.
	Expiration February 2019, Exercise Price $75.00	Interactive Brokers	750,000	102,000
7	ManpowerGroup, Inc.
	Expiration March 2019, Exercise Price $90.00	Interactive Brokers	63,000	17,640
100	Marathon Petroleum Corp.
	Expiration January 2019, Exercise Price $65.00	Interactive Brokers	650,000	66,300
50	Medtronic PLC
	Expiration February 2019, Exercise Price $92.50	Interactive Brokers	462,500	20,500
200	MGIC Investment Corp.
	Expiration March 2019, Exercise Price $13.00	Interactive Brokers	260,000	56,000
100	Microchip Technology, Inc.
	Expiration January 2019, Exercise Price $72.50	Interactive Brokers	725,000	29,000
75	Microchip Technology, Inc.
	Expiration January 2019, Exercise Price $80.00	Interactive Brokers	600,000	63,000
25	Microchip Technology, Inc.
	Expiration April 2019, Exercise Price $80.00	Interactive Brokers	200,000	26,750
200	Newell Brands, Inc.
	Expiration March 2019, Exercise Price $26.00	Interactive Brokers	520,000	162,000
50	NXP Semiconductors NV
	Expiration February 2019, Exercise Price $90.00	Interactive Brokers	450,000	89,000
50	Oshkosh Corp.
	Expiration January 2019, Exercise Price $65.00	Interactive Brokers	325,000	22,750
50	Oshkosh Corp.
	Expiration January 2019, Exercise Price $70.00	Interactive Brokers	350,000	46,750
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018
Contracts**		Counterparty	Notional Value at December 31, 2018	Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (9.0) % * (Continued)
100	Owens Corning
	Expiration February 2019, Exercise Price $55.00	Interactive Brokers	$550,000	$114,500
100	Owens-Illinois, Inc.
	Expiration February 2019, Exercise Price $15.00	Interactive Brokers	150,000	3,000
100	Owens-Illinois, Inc.
	Expiration February 2019, Exercise Price $18.00	Interactive Brokers	180,000	14,000
25	Polaris Industries, Inc.
	Expiration March 2019, Exercise Price $100.00	Interactive Brokers	250,000	60,875
50	Polaris Industries, Inc.
	Expiration March 2019, Exercise Price $105.00	Interactive Brokers	525,000	146,000
94	Sabra Health Care REIT, Inc.
	Expiration January 2019, Exercise Price $20.00	Interactive Brokers	188,000	33,370
50	salesforce.com, Inc.
	Expiration January 2019, Exercise Price $135.00	Interactive Brokers	675,000	22,250
100	Tata Motors Ltd.
	Expiration January 2019, Exercise Price $14.00	Interactive Brokers	140,000	19,000
50	Toll Brothers, Inc.
	Expiration March 2019, Exercise Price $35.00	Interactive Brokers	175,000	17,250
150	Toll Brothers, Inc.
	Expiration March 2019, Exercise Price $38.00	Interactive Brokers	570,000	87,000
100	Triton International Ltd.
	Expiration January 2019, Exercise Price $30.00	Interactive Brokers	300,000	7,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $3,129,528)			$3,582,694

	SECURITIES SOLD SHORT - (7.9) % *
	COMMON STOCK - (3.6) %
1,000	Marathon Petroleum Corp.			$838,340
10,000	AutoZone, Inc.			590,100
				1,428,440
	EQUITY FUND - (4.3) %
36,000	iPATH S&P 500 VIX Short-Term Futures ETN *			1,687,680

	TOTAL SECURITIES SOLD SHORT (Proceeds $3,332,244)			$3,116,120

ADR - American Depositary Receipt
ETN - Exchange-Traded Note
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.26% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
+ Security in default.
* Non-Income producing security.
** One contract is equivalent to 100 shares of common stock.
*** Interest rate reflects seven-day effective yield on December 31, 2018.
**** Variable Rate as of December 31, 2018.
# STEP Security
(a) All or a portion of the security is segregated as collateral for call options written.
(b) All or a portion of the security is out on loan at December 31, 2018. Total loaned securities had a market value of $4,781,451 at December 31, 2018.
(c) All or a portion of the security is segregated as collateral for securities on loan at December 31, 2018. Total collateral had a market value of $4,939,106 at December 31, 2018.
(d) Subject to call options written.
(e) Subject to put options written.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
Principal				Fair Value
	BONDS - 8.9%
	RETAIL - 8.1%
$200,000	GameStop Corp., 6.750%, 3/15/2021 ^			$200,000
524,000	Men's Wearhouse, Inc., 7.000%, 7/1/2022			529,240
				729,240
	TELECOMMUNICATIONS - 0.8%
100,000	Frontier Communications Corp., 10.500%, 9/15/2022			70,000

	TOTAL BONDS (Cost $740,532)			799,240

	MUNICIPAL BONDS - 4.1%
	PUERTO RICO - 4.1%
130,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.500%, 8/1/2031 +			101,075
130,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.250%, 8/1/2040 +			101,075
170,000	University of Puerto Rico, 5.000%, 6/1/2021			164,900
	TOTAL MUNICIPAL BONDS (Cost $340,095)			367,050
Shares
	CLOSED-END FUNDS - 5.5%
15,000	Ares Dynamic Credit Allocation Fund, Inc. (a)			207,000
35,000	Morgan Stanley Emerging Markets Debt Fund, Inc.			288,050
	TOTAL CLOSED-END FUNDS (Cost $528,397)			495,050

	COMMON STOCKS - 41.1%
	AGRICULTURE - 0.8%
2,500	Andersons, Inc.			74,725

	AUTO PARTS & EQUIPMENT - 0.3%
2,600	American Axle & Manufacturing Holdings, Inc. *(c)			28,860

	COMMERCIAL SERVICES - 4.6%
2,900	Deluxe Corp. (c)			111,476
30,000	Textainer Group Holdings Ltd. *(a)(c)			298,800
				410,276
	COSMETICS/PERSONAL CARE - 0.2%
14,500	Veru, Inc. *			20,300

	DISTRIBUTION/WHOLESALE - 1.7%
5,000	Triton International Ltd. (a)(c)			155,350

	DIVERSIFIED FINANCIAL SERVICES - 3.5%
10,000	Ares Management LP			177,800
5,000	Federated Investors, Inc. (a)			132,750
				310,550
	ENERGY-ALTERNATE SOURCES - 1.2%
7,000	FutureFuel Corp.			111,020

	ENVIRONMENTAL CONTROL - 0.8%
5,000	Covanta Holding Corp.			67,100

	HEALTHCARE-SERVICES - 0.8%
10,000	Brookdale Senior Living, Inc. *(b)(c)			67,000

	HOME BUILDERS - 2.5%
5,000	LGI Homes, Inc. *			226,100

	HOUSEWARES - 2.5%
7,200	Tupperware Brands Corp. (a)(c)			227,304

	INSURANCE - 0.3%
15,000	Maiden Holdings Ltd.			24,750

	INVESTMENT COMPANIES - 1.9%
3,333	Apollo Investment Corp.			41,329
20,000	Prospect Capital Corp. (a)			126,200
				167,529
	LEISURE TIME - 1.3%
10,000	Camping World Holdings, Inc. (a)			114,700

	LODGING - 0.7%
5,000	St. Joe Co. *			65,850

	MEDIA - 0.6%
27,000	Salem Media Group, Inc.			56,430

	METAL FABRICATE/HARDWARE - 0.3%
9,093	Ampco-Pittsburgh Corp. *			28,188

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
Shares				Fair Value
	COMMON STOCKS - 41.1% (Continued)
	MINING - 2.8%
6,000	Compass Minerals International, Inc. (a)			$250,140

	OIL & GAS - 1.7%
4,450	CVR Energy, Inc.			153,436
10,000	Obsidian Energy Ltd. *			4,030
				157,466
	REAL ESTATE - 1.3%
29,900	Xinyuan Real Estate Co. Ltd. - ADR (c)			113,620

	RETAIL - 6.6%
3,100	Big Lots, Inc. (c)			89,652
5,000	Buckle, Inc.			96,700
3,000	Cheesecake Factory, Inc. (a)(b)			130,530
100	Cracker Barrel Old Country Store, Inc.			15,986
24,180	Destination Maternity Corp. *			68,672
10,000	GameStop Corp.			126,200
25,000	Office Depot, Inc.			64,500
				592,240
	SEMICONDUCTORS - 2.8%
10,000	Rambus, Inc. *			76,700
5,000	Silicon Motion Technology Corp. (a)(c)			172,500
				249,200
	TRANSPORTATION - 1.9%
10,000	Ardmore Shipping Corp. *			46,700
1,300	Matson, Inc.			41,626
10,000	Seaspan Corp. (b)			78,300
				166,626

	TOTAL COMMON STOCKS (Cost $5,392,023)			3,685,324

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 19.6%
18,000	Ares Commercial Real Estate Corp. (a)			234,720
3,125	ARMOUR Residential REIT, Inc.			64,063
10,000	Ashford Hospitality Trust, Inc.			40,000
12,500	CoreCivic, Inc. (a)(b)			222,875
10,000	Farmland Partners, Inc.			45,400
25,000	Government Properties Income Trust (a)			171,750
5,000	Granite Point Mortgage Trust, Inc.			90,150
2,000	Great Ajax Corp.			24,100
7,000	Invesco Mortgage Capital, Inc.			101,360
400	One Liberty Properties, Inc.			9,688
9000	Piedmont Office Realty Trust, Inc. (a)			153,360
24,360	Two Harbors Investment Corp. (a)			312,782
60,000	Washington Prime Group, Inc. (a)			291,600
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,632,424)			1,761,848

	LIMITED PARTNERSHIPS - 6.2%
	INVESTMENT COMPANIES - 1.7%
12,500	Compass Diversified Holdings (a)			155,625

	OIL & GAS - 0.5%
3,500	CVR Refining LP (a)			36,505
4,000	Emerge Energy Services LP *			6,160
				42,665
	OIL & GAS SERVICES - 0.4%
15,000	CSI Compressco LP			34,800

	PIPELINES - 1.3%
2,500	Holly Energy Partners LP (b)			71,400
2,000	NuStar Energy LP			41,860
				113,260
	REAL ESTATE - 0.9%
5,000	Brookfield Property Partners LP			80,600

	TRANSPORTATION - 1.4%
12,500	Martin Midstream Partners LP (a)			128,500

	TOTAL LIMITED PARTNERSHIPS (Cost $1,496,091)			555,450

	PREFERRED STOCKS - 22.8%
	BANKS - 1.9%
8,000	Webster Financial Corp., 5.250%, Perpetual (a)			168,800

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
Shares				Fair Value
	PREFERRED STOCKS - 22.8% (Continued)
	INSURANCE - 4.0%
5,000	Maiden Holdings Ltd, 6.625%, 6/14/2046			$85,500
5,000	Maiden Holdings Ltd, 6.700%, Perpetual			40,950
10,000	Maiden Holdings North America Ltd., 7.750%, 12/1/2043			235,300
				361,750
	INVESTMENT COMPANIES - 1.4%
5,000	Prospect Capital Corp., 6.250%, 6/15/2024			122,300

	PIPELINES - 2.0%
10,000	NuStar Energy LP, 7.625%, Perpetual, Quarterly US LIBOR + 5.64% ***			180,100

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 10.0%
10,000	ARMOUR Residential REIT, Inc., 7.875%, Perpetual			240,300
5,000	Invesco Mortgage Capital, Inc., 7.750%, Perpetual			122,150
5,000	Pennsylvania Real Estate Investment Trust, 7.200%, Perpetual			80,450
3,573	Pennsylvania Real Estate Investment Trust, 7.375%, Perpetual			58,454
5,000	Two Harbors Investment Corp., 7.500%, Perpetual			114,700
5,000	Two Harbors Investment Corp., 7.7500%, Perpetual			118,100
5,000	Washington Prime Group, Inc., 6.875%, Perpetual			78,800
5,000	Washington Prime Group, Inc., 7.500%, Perpetual			79,850
				892,804
	TRANSPORTATION - 3.5%
4,000	Costamare, Inc., 8.875%, Perpetual			84,160
5,000	Seaspan Corp., 7.950%, Perpetual			114,875
5,000	Seaspan Corp., 8.250%, Perpetual			119,500
				318,535
	TOTAL PREFERRED STOCKS (Cost $2,188,518)			2,044,289

	TOTAL INVESTMENTS IN LONG SECURITIES - 108.2% (Cost $13,318,080)			$9,708,251
	TOTAL CALL OPTIONS WRITTEN - (1.9) % (Premiums Received $117,579)			(173,739)
	TOTAL PUT OPTIONS WRITTEN - (3.4) % (Premiums Received $185,364)			(301,510)
	TOTAL SECURITIES SOLD SHORT - (10.5) % (Proceeds $835,135)			(945,555)
	OTHER ASSETS IN EXCESS LIABILITES - 7.6%			679,766
	TOTAL NET ASSETS - 100.0%			$8,967,213

Contracts**		Counterparty	Notional Value at December 31, 2018
	SCHEDULE OF CALL OPTIONS WRITTEN - (1.9) % *
100	Brookdale Senior Living, Inc.
	Expiration January 2019, Exercise Price $9.00	Interactive Brokers	$90,000	$2,250
30	Cheesecake Factory, Inc.
	Expiration January 2019, Exercise Price $50.00	Interactive Brokers	150,000	450
50	CoreCivic, Inc.
	Expiration January 2019, Exercise Price $25.00	Interactive Brokers	125,000	250
25	Holly Energy Partners LP
	Expiration February 2019, Exercise Price $30.00	Interactive Brokers	75,000	1,250
92	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration January 2019, Exercise Price $29.00	Interactive Brokers	266,800	167,164
100	Seaspan Corp.
	Expiration February 2019, Exercise Price $10.00	Interactive Brokers	100,000	500
50	Sturm Ruger & Co., Inc.
	Expiration January 2019, Exercise Price $65.00	Interactive Brokers	325,000	1,875
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $117,579)			$173,739

	SCHEDULE OF PUT OPTIONS WRITTEN - (3.4) % *
10	Allegiant Travel Co.
	Expiration January 2019, Exercise Price $120.00	Interactive Brokers	$8,000	$21,520
10	Allegiant Travel Co.
	Expiration January 2019, Exercise Price $125.00	Interactive Brokers	17,500	24,950
74	American Axle & Manufacturing Holdings, Inc.
	Expiration January 2019, Exercise Price $17.00	Interactive Brokers	129,500	44,030
50	B&G Foods, Inc.
	Expiration February 2019, Exercise Price $30.00	Interactive Brokers	87,500	14,500
19	Big Lots, Inc.
	Expiration January 2019, Exercise Price $50.00	Interactive Brokers	33,250	40,185
25	Blackbaud, Inc.
	Expiration March 2019, Exercise Price $75.00	Interactive Brokers	43,750	33,000
50	Brookdale Senior Living, Inc.
	Expiration January 2019, Exercise Price $8.00	Interactive Brokers	87,500	6,000
Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
Contracts**		Counterparty	Notional Value at December 31, 2018	Fair Value
11	Deluxe Corp.
	Expiration January 2019, Exercise Price $50.00	Interactive Brokers	$23,100	$13,200
50	Owens-Illinois, Inc.
	Expiration February 2019, Exercise Price $18.00	Interactive Brokers	175,000	7,000
50	Silicon Motion Technology Corp.
	Expiration March 2019, Exercise Price $35.00	Interactive Brokers	150,000	16,000
50	Sturm Ruger & Co., Inc.
	Expiration January 2019, Exercise Price $55.00	Interactive Brokers	12,500	13,875
100	Textainer Group Holdings Ltd.
	Expiration February 2019, Exercise Price $12.50	Interactive Brokers	150,000	26,750
100	Travelport Worldwide Ltd.
	Expiration March 2019, Exercise Price $15.00	Interactive Brokers	250,000	3,000
50	Triton International Ltd.
	Expiration January 2019, Exercise Price $30.00	Interactive Brokers	150,000	3,500
25	Tupperware Brands Corp.
	Expiration January 2019, Exercise Price $40.00	Interactive Brokers	112,500	21,500
100	Xinyuan Real Estate Co. Ltd.
	Expiration January 2019, Exercise Price $5.00	Interactive Brokers	50,000	12,500
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $185,364)			$301,510

Shares
	SECURITIES SOLD SHORT - (10.5) % *
	EQUITY FUND - (10.3) %
19,669	iPATH S&P 500 VIX Short-Term Futures ETN *			$922,083

	REAL ESTATE INVESTMENT TRUSTS (REITs) - (0.2) %
1,800	Ares Commercial Real Estate Corp.			23,472

	TOTAL SECURITIES SOLD SHORT (Proceeds $835,135)			$945,555

ADR - American Depositary Receipt
ETN - Exchange-Traded Note
LP - Limited Partnership
REIT - Real Estate Investment Trust
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.23% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
+ Security in default.
* Non-Income producing security
**One contract is equivalent to 100 shares of common stock.
*** Variable Rate as of December 31, 2018.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) Subject to call options written.
(c) Subject to put options written.

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.
In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund
Assets
Security Classifications (a)	Level 1	Level 2	Level 3	Total
Bonds	$-	$3,364,069	$-	$3,364,069
Municipal Bonds	-	2,566,974	-	2,566,974
Closed-End Funds (b)	4,508,140	-	-	4,508,140
Common Stocks (b)	23,682,539	-	-	23,682,539
Real Estate Investment Trusts (b)	5,573,761	-	-	5,573,761
Limited Partnerships (b)	3,377,042	-	-	3,377,042
Preferred Stocks (b)	4,431,334	-	-	4,431,334
Call Option Purchased (b)	900	-	-	900
Investment Purchased as Securities Lending Collateral (b)	4,939,106	-	-	4,939,106
Money Market Fund (b)	495	-	-	495
Total	$46,513,317	$5,931,043	$-	$52,444,360

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Camelot Premium Return Fund
Liabilities
Security Classifications (a)	Level 1	Level 2	Level 3	Total
Call Options Written	$365,575	$4,125	$-	$369,700
Put Options Written	1,974,316	1,608,378	-	3,582,694
Securities Sold Short	3,116,120	-	-	3,116,120
Total	$5,456,011	$1,612,503	$-	$7,068,514

Camelot Excalibur Small Cap Income Fund
Assets
Security Classifications (a)	Level 1	Level 2	Level 3	Total
Bonds	$-	$799,240	$-	$799,240
Municipal Bonds	-	367,050	-	367,050
Closed-End Funds (b)	495,050	-	-	495,050
Common Stocks (b)	3,685,324	-	-	3,685,324
Real Estate Investment Trusts (b)	1,761,848	-	-	1,761,848
Limited Partnerships (b)	555,450	-	-	555,450
Preferred Stocks (b)	2,044,289	-	-	2,044,289
Total	$8,541,961	$1,166,290	$-	$9,708,251

Liabilities
Security Classifications (a)	Level 1	Level 2	Level 3	Total
Call Options Written	$170,239	$3,500	$-	$173,739
Put Options Written	62,720	238,790	-	301,510
Securities Sold Short	945,555	-	-	945,555
Total	$1,178,514	$242,290	$-	$1,420,804

(a) As of and during the period ended December 31, 2018, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers between Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.

(b) All closed-end funds, common stock, exchange-traded funds, limited partnerships, mutual funds, preferred stocks, REITs, call options, and short-term investments held by the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments. During the period ended December 31, 2018, no securities were fair valued.

Option Risk – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of December 31, 2018, the amount of unrealized depreciation on option contracts written subject to equity price risk amounted to $303,226 and $72,999 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. The amount of unrealized depreciation on option contracts written subject to index price risk amounted to $214,975 and $99,307 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. The amount of unrealized depreciation on purchased options, as of December 31, 2018 for the Camelot Premium Return Fund was $17,080. As of December 31, 2018, the amount of realized gain on option contracts subject to equity price risk amounted to $168,866 and $68,711 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. The amount of realized loss on option contracts subject to index price risk amounted to $57,531 and $29,021 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Underlying Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Security Loans - The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%

Short Sales - A "short sale" is a transaction in which the Funds sell a security they do not own but have borrowed in anticipation that the market price of that security will decline. The Funds are obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2018, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Camelot Premium Return Fund	$59,923,313	$2,543,374	$(17,090,841)	$(14,547,467)
Camelot Excalibur Small Cap Income Fund	12,520,607	478,096	(4,711,256)	(4,233,160)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 2/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 2/27/2019

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/27/2019